Major Customers and Suppliers (Details)	6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023
Customer Concentration Risk [Member] | Three Customers [Member] | Revenue Benchmark [Member]
Major Customers and Suppliers [Line Items]
Total revenue	29.00%	24.00%
Supplier Concentration Risk [Member] | Purchase [Member] | Supplier [Member]
Major Customers and Suppliers [Line Items]
Total revenue	37.00%	71.00%